FAIR VALUE MEASUREMENTS - Narrative (Details)												2 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended
	Dec. 30, 2021 shares	Sep. 21, 2021 installment	Sep. 07, 2021 USD ($) $ / shares intangibleAsset shares	Jul. 24, 2021 shares	Jul. 23, 2021 USD ($) $ / shares installment shares	Jun. 18, 2021 USD ($) $ / shares installment shares	Feb. 15, 2021 USD ($) $ / shares	Dec. 04, 2020 USD ($) shares	Sep. 08, 2020 USD ($) $ / shares	Mar. 20, 2020 USD ($)	Jun. 21, 2019 USD ($)	Feb. 28, 2021 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares acquisition shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 28, 2022 USD ($)	Feb. 25, 2022 $ / shares	Jun. 24, 2021 USD ($) $ / shares	May 22, 2020 $ / shares	May 15, 2020 shares	Jul. 18, 2019 shares	Jul. 03, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock, shares outstanding (in shares) | shares													67,707,832		71,207,832	71,207,832	34,980,766
Investments in equity securities													$ 1,107,742		$ 925,819	$ 925,819	$ 3,979,723
Closing stock price (in usd per share) | $ / shares													$ 1.67		$ 1.29	$ 1.29			$ 1.46
Receivable on sale of equity securities															$ 0	$ 0	200,000
LINICO acquisition derivative liability															2,743,162	2,743,162
Change in estimated fair value of contingent forward asset																0	765,880
Change in fair value of Tonogold preferred shares																0	(2,544,000)
Investment													$ 18,566,056		$ 25,515,879	$ 25,515,879	2,937,597
Equity method, fully diluted equity ownership								15.00%
Number of acquisitions | acquisition																3
Change in fair value of derivative instruments													3,065,000	$ 7,487,249		$ (13,155,946)	427,838
Chief Executive Officer and Officers
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares issued in transaction (in shares) | shares	3,500,000
Receivable on sale of equity securities													$ 7,258,162
Trademarks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-lived intangible asset, useful life													10 years			10 years
License agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-lived intangible asset, useful life													10 years			10 years
Distribution agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-lived intangible asset, useful life													8 years			8 years
LINICO Corporation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of voting interests acquired	90.00%												90.00%		90.00%	90.00%
LINICO Corporation | Restricted Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of common stock (in shares) | shares	3,500,000
LP Biosciences LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock committed as investment in affiliates, subsidiaries and joint ventures					$ 4,173,000
LP Biosciences LLC | Variable Interest Entity, Not Primary Beneficiary
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of voting interests acquired					50.00%
LP Biosciences LLC | Restricted Stock | Variable Interest Entity, Not Primary Beneficiary
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Shares issued in connection with investment and financing commitments (shares) | shares					3,500,000
Plain Sight Innovations Corporation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of intangible assets | intangibleAsset			3
Percentage of voting interests acquired			100.00%										100.00%		100.00%	100.00%
Finite-lived intangible asset, useful life			10 years
Plain Sight Innovations Corporation | Restricted Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of common stock (in shares) | shares			8,500,000
Comstock shares of common stock issued			$ 14,952,806
Plain Sight Innovations Corporation | Restricted Stock | Vesting period one
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Lockup provision for restricted shares percent			28.00%
Plain Sight Innovations Corporation | Restricted Stock | Vesting period two
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of equal installments | installment		8
Lockup provision, shares released in each installment			9.00%
Lockup provision for restricted shares percent			72.00%
MANA Corporation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of voting interests acquired					100.00%								100.00%		100.00%	100.00%
MANA Corporation | Restricted Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of common stock (in shares) | shares				4,200,000	4,200,000
Comstock shares of common stock issued					$ 6,528,453
MANA Corporation | Restricted Stock | Vesting period one
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Lockup provision for restricted shares percent					28.00%
MANA Corporation | Restricted Stock | Vesting period two
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of equal installments | installment					8
Lockup provision, shares released in each installment					9.00%
Lockup provision for restricted shares percent					72.00%
Renewable Process Solutions, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of voting interests acquired						100.00%
Renewable Process Solutions, Inc. | Restricted Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of common stock (in shares) | shares						1,000,000
Percentage of voting interests acquired						100.00%
Comstock shares of common stock issued						$ 2,304,806
Renewable Process Solutions, Inc. | Restricted Stock | Vesting period one
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Lockup provision period						180 days
Lockup provision for restricted shares percent						28.00%
Renewable Process Solutions, Inc. | Restricted Stock | Vesting period two
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of equal installments | installment						8
Lockup provision, shares released in each installment						9.00%
Lockup provision for restricted shares percent						72.00%
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value													$ 1,107,742		$ 8,522,818	$ 8,522,818	$ 9,743,350
Fair Value, Measurements, Recurring | LP Biosciences LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset					$ 6,642,000								$ 5,110,000		342,000	$ 342,000
Fair Value, Nonrecurring | Plain Sight Innovations Corporation | Valuation, Cost Approach | License Agreement 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets, fair value disclosure			$ 10,800
Fair Value, Nonrecurring | Plain Sight Innovations Corporation | Valuation, Cost Approach | License Agreement 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets, fair value disclosure			$ 483,333
Fair Value, Nonrecurring | Renewable Process Solutions, Inc. | Valuation, Cost Approach | License agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets, fair value disclosure						$ 16,619
Finite-lived intangible asset, useful life						79 months
Fair Value, Nonrecurring | Renewable Process Solutions, Inc. | Valuation, Cost Approach | Distribution agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets, fair value disclosure						$ 19,733
Finite-lived intangible asset, useful life						24 months
Fair Value, Nonrecurring | Renewable Process Solutions, Inc. | Valuation, Cost Approach | Contract-Based Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets, fair value disclosure						$ 122,885
Intangible assets, measurement						0.118
Finite-lived intangible asset, useful life						9 months
Fair Value, Nonrecurring | Share price | Plain Sight Innovations Corporation | Vesting period one | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input | $ / shares			1.00
Fair Value, Nonrecurring | Share price | Plain Sight Innovations Corporation | Vesting period two | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input | $ / shares			1.00
Fair Value, Nonrecurring | Share price | MANA Corporation | Vesting period one | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input | $ / shares					1.00
Fair Value, Nonrecurring | Share price | MANA Corporation | Vesting period two | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input | $ / shares					1.00
Fair Value, Nonrecurring | Share price | Renewable Process Solutions, Inc. | Vesting period one | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input | $ / shares						1.00
Fair Value, Nonrecurring | Share price | Renewable Process Solutions, Inc. | Vesting period two | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input | $ / shares						1.00
Fair Value, Nonrecurring | Volatility rate | Plain Sight Innovations Corporation | Vesting period one | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input			1.013
Fair Value, Nonrecurring | Volatility rate | Plain Sight Innovations Corporation | Vesting period two | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input			1.305
Fair Value, Nonrecurring | Volatility rate | MANA Corporation | Vesting period one | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input					2.099
Fair Value, Nonrecurring | Volatility rate | MANA Corporation | Vesting period two | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input					1.296
Fair Value, Nonrecurring | Volatility rate | Renewable Process Solutions, Inc. | Vesting period one | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input						1.424
Fair Value, Nonrecurring | Volatility rate | Renewable Process Solutions, Inc. | Vesting period two | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input						0.908
Fair Value, Nonrecurring | Risk fee rate | Plain Sight Innovations Corporation | Vesting period one | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input			0.0005
Fair Value, Nonrecurring | Risk fee rate | Plain Sight Innovations Corporation | Vesting period two | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input			0.0030
Fair Value, Nonrecurring | Risk fee rate | MANA Corporation | Vesting period one | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input					0.0005
Fair Value, Nonrecurring | Risk fee rate | MANA Corporation | Vesting period two | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input					0.0030
Fair Value, Nonrecurring | Risk fee rate | Renewable Process Solutions, Inc. | Vesting period one | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input						0.0006
Fair Value, Nonrecurring | Risk fee rate | Renewable Process Solutions, Inc. | Vesting period two | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input						0.0036
Fair Value, Nonrecurring | Dividend Rate | Plain Sight Innovations Corporation | Vesting period one | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input | $ / shares			0.000
Fair Value, Nonrecurring | Dividend Rate | Plain Sight Innovations Corporation | Vesting period two | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input | $ / shares			0.000
Fair Value, Nonrecurring | Dividend Rate | MANA Corporation | Vesting period one | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input					0
Fair Value, Nonrecurring | Dividend Rate | MANA Corporation | Vesting period two | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input					0
Fair Value, Nonrecurring | Dividend Rate | Renewable Process Solutions, Inc. | Vesting period one | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input						0
Fair Value, Nonrecurring | Dividend Rate | Renewable Process Solutions, Inc. | Vesting period two | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input						0
Fair Value, Nonrecurring | Discount for lack of marketability | Plain Sight Innovations Corporation | Vesting period one | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input			0.182
Fair Value, Nonrecurring | Discount for lack of marketability | Plain Sight Innovations Corporation | Vesting period two | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input			0.540
Fair Value, Nonrecurring | Discount for lack of marketability | MANA Corporation | Vesting period one | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input					0.394
Fair Value, Nonrecurring | Discount for lack of marketability | MANA Corporation | Vesting period two | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input					0.537
Fair Value, Nonrecurring | Discount for lack of marketability | Renewable Process Solutions, Inc. | Vesting period one | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input						0.262
Fair Value, Nonrecurring | Discount for lack of marketability | Renewable Process Solutions, Inc. | Vesting period two | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input						0.375
Fair Value, Nonrecurring | Measurement Input, Exercise Price | Plain Sight Innovations Corporation | Vesting period one | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input | $ / shares			1.00
Fair Value, Nonrecurring | Measurement Input, Exercise Price | Plain Sight Innovations Corporation | Vesting period two | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input | $ / shares			1.00
Fair Value, Nonrecurring | Measurement Input, Exercise Price | MANA Corporation | Vesting period one | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input | $ / shares					1.00
Fair Value, Nonrecurring | Measurement Input, Exercise Price | MANA Corporation | Vesting period two | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input | $ / shares					1.00
Fair Value, Nonrecurring | Measurement Input, Exercise Price | Renewable Process Solutions, Inc. | Vesting period one | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input | $ / shares						1.00
Fair Value, Nonrecurring | Measurement Input, Exercise Price | Renewable Process Solutions, Inc. | Vesting period two | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input | $ / shares						1.00
Fair Value, Nonrecurring | Measurement Input, Opportunity Cost | Plain Sight Innovations Corporation | Valuation, Cost Approach | License Agreement 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement Input, Term			1 month
Intangible assets, measurement			0.800
Fair Value, Nonrecurring | Measurement Input, Opportunity Cost | Renewable Process Solutions, Inc. | Valuation, Cost Approach
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets, measurement						0.118
Fair Value, Nonrecurring | Expected term | Plain Sight Innovations Corporation | Vesting period one | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement Input, Term			6 months
Fair Value, Nonrecurring | Expected term | Plain Sight Innovations Corporation | Vesting period two | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement Input, Term			2 years 6 months
Fair Value, Nonrecurring | Expected term | MANA Corporation | Vesting period one | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement Input, Term					6 months
Fair Value, Nonrecurring | Expected term | MANA Corporation | Vesting period two | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement Input, Term					2 years 6 months
Fair Value, Nonrecurring | Expected term | Renewable Process Solutions, Inc. | Vesting period one | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement Input, Term						6 months
Fair Value, Nonrecurring | Expected term | Renewable Process Solutions, Inc. | Vesting period two | European and Asian Protective Put Models
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement Input, Term						2 years 5 months 26 days
Fair Value, Nonrecurring | Measurement Input, Discounted Future Cash | Plain Sight Innovations Corporation | Valuation, Income Approach | Technology-Based Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets, measurement			0.800
Convertible Preferred Stock | Tonogold Resources, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of CPS as percentage of par value																	120.00%
Tonogold Resources, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities									$ 7,607,263
Closing stock price (in usd per share) | $ / shares																	$ 0.18				$ 0.18
Number of shares issued in transaction (in shares) | shares																4,300,000	5,300,000
Gain (loss) on change in fair value																	$ (2,544,000)
Change in estimated fair value of contingent forward asset																$ 765,880	800,000
Note Receivable, Face Value															6,650,000	6,650,000
Tonogold note receivable									$ 6,141,497						7,255,000	7,255,000	5,498,500
Tonogold Resources, Inc. | Scenario Plan 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tonogold note receivable															7,198,000	7,198,000
Tonogold Resources, Inc. | Scenario Plan 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tonogold note receivable															10,550,401	$ 10,550,401
Expected term																24 months
Assets fair value															7,000,000	$ 7,000,000
Tonogold Resources, Inc. | Scenario Plan 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value															6,709,000	6,709,000
Payments to acquire mining assets																750,000
Assets sold under repurchase															7,500,000	$ 7,500,000
Tonogold Resources, Inc. | Scenario Plan 4
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected term																24 months
Assets fair value															$ 16,069,000	$ 16,069,000
Process to sell the assets																$ 30,000,000
Tonogold Resources, Inc. | Share price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input | $ / shares									0.35						0.30	0.30
Tonogold Resources, Inc. | Share price | Scenario Plan 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input | $ / shares															0.11	0.11
Tonogold Resources, Inc. | Volatility rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input									0.960						0.89	0.89
Tonogold Resources, Inc. | Volatility rate | Scenario Plan 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input															0.61	0.61
Tonogold Resources, Inc. | Risk fee rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input									0.0015						0.0009	0.0009
Tonogold Resources, Inc. | Risk fee rate | Scenario Plan 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input															0.0006	0.0006
Tonogold Resources, Inc. | Cost of debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input									0.1112						0.0762	0.0762
Tonogold Resources, Inc. | Cost of debt | Scenario Plan 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input															0.20	0.20
Tonogold Resources, Inc. | Conversion price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input									0.300						0.30	0.30
Tonogold Resources, Inc. | Conversion price | Scenario Plan 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input															0.30	0.30
Tonogold Resources, Inc. | Probability of Prepayment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input									0.05						0.05	0.05
Tonogold Resources, Inc. | Probability of Prepayment | Scenario Plan 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input															0.05	0.05
Tonogold Resources, Inc. | Probability of Change in Control
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input									0.05						0.05	0.05
Tonogold Resources, Inc. | Probability of Default
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input									0.27						0.27	0.27
Tonogold Resources, Inc. | Repayment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input | $ / shares															0.10	0.10
Tonogold Resources, Inc. | Exercise of an option to repurchase
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input | $ / shares															0.75	0.75
Tonogold Resources, Inc. | No exercise of the option to repurchase
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input | $ / shares															0.05	0.05
Tonogold Resources, Inc. | Measurement Input, Yield Assumption, Settlement Amount | Scenario Plan 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input															0.20	0.20
Tonogold Resources, Inc. | Measurement Input, Yield Assumption, Settlement Amount | Scenario Plan 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate																25.00%
Tonogold Resources, Inc. | Measurement Input, Yield Assumption, Settlement Amount | Scenario Plan 4
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, measurement input															0.25	0.25
Tonogold Resources, Inc. | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tonogold note receivable															$ 7,255,000	$ 7,255,000	5,498,500
Tonogold Resources, Inc. | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in estimated fair value of contingent forward asset																418,500	(642,997)
Principal amount										$ 5,475,000					$ 6,650,000	$ 6,650,000	$ 4,475,000
Tonogold Resources, Inc. | Convertible Debt | Change Of Control, Redemption Right
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Redemption price percentage									125.00%	125.00%
Tonogold Resources, Inc. | Convertible Debt | Default Redemption Right
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Redemption price percentage									118.00%	118.00%
Tonogold Resources, Inc. | Common Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock, shares outstanding (in shares) | shares													7,419,375		8,671,985	8,671,985	13,131,860
Investments in equity securities													$ 1,100,293		$ 910,558	$ 910,558	$ 3,939,558
Closing stock price (in usd per share) | $ / shares													$ 0.15		$ 0.11	$ 0.11	$ 0.30
Gain (loss) on change in fair value													$ 415,205			$ (2,286,867)
Change in estimated fair value of contingent forward asset																(891,039)	$ 1,636,468
Tonogold Resources, Inc. | Common Stock | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities													1,100,293		$ 910,558	910,558	3,939,558
LINICO Corporation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Closing stock price (in usd per share) | $ / shares							$ 2.25
Gain (loss) on change in fair value																2,049,966
Process to sell the assets													(1,330,000)
Investment							$ 6,250,000
Intangible assets, fair value disclosure							15,431,488
LINICO Corporation | Common Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock, number of shares purchased (in shares) | shares	3,129,081
LINICO Corporation | Technology-Based Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets, fair value disclosure							$ 11,803,000
Finite-lived intangible asset, useful life							10 years
Estimated revenue period							12 years
Attrition (percent)							8.30%
Gross royalty charges (percent)							7.00%
Discount Rate (percent)							74.00%
LINICO Corporation | Leased Intangible Related to a Purchase Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets, fair value disclosure							$ 3,621,488
Finite-lived intangible asset, useful life							10 months
Intangible assets. fair value, expected term							9 months 18 days
Intangible assets, fair value, risk-free rate (percent)							0.29%
Intangible assets, fair value, expected volatility (percent)							21.60%
LINICO Corporation | Trademarks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets, fair value disclosure							$ 7,000
Finite-lived intangible asset, useful life							10 years
LINICO Corporation | Battery Recycling Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets, fair value disclosure							$ 17,130,000
LINICO Corporation | Purchase Option Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets, fair value disclosure							$ 14,250,000
LINICO Corporation | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
LINICO acquisition derivative liability													1,413,162		2,743,162	2,743,162
LINICO Corporation | Common Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) on change in fair value													0	$ 6,989,999
Quantum Generative Materials LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Closing stock price (in usd per share) | $ / shares																				$ 3.51
Change in fair value of derivative instruments													1,140,000			(6,660,000)
Quantum Generative Materials LLC | Quantum Generative Materials LLC | Affiliated Entity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock committed as investment in affiliates, subsidiaries and joint ventures													$ 10,000,000		10,000,000	$ 10,000,000
Quantum Generative Materials LLC | Quantum Generative Materials LLC | Restricted Stock | Affiliated Entity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of common stock (in shares) | shares													3,000,000			3,000,000
Quantum Generative Materials LLC | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
LINICO acquisition derivative liability													$ 4,990,000
Derivative asset															6,130,000	$ 6,130,000				$ 530,000
LP Biosciences LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Closing stock price (in usd per share) | $ / shares					$ 3.09
Derivative asset																		$ 937,000
LP Biosciences LLC | MANA Corporation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of derivative instruments													595,000		(6,300,000)
LP Biosciences LLC | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset															342,000	342,000
M C U
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tonogold note receivable								$ 755,866
M C U | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset															342,000	342,000	265,127
Elevation | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities													$ 7,449		$ 15,260	$ 15,260	$ 40,165
Corporate Joint Venture
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Closing stock price (in usd per share) | $ / shares															$ 1.04	$ 1.04
Process to sell the assets																$ 497,250
Derivative asset								271,377
Capital contribution, total								$ 2,000,000			$ 2,000,000					2,000,000
Equity method, fully diluted equity ownership								15.00%			15.00%													10.00%
Joint venture, common stock issued (in shares) | shares								625,000														625,000	900,000
Excess capital contribution												$ 800,000				$ 762,377
Joint venture, proceeds from return of excess capital contribution												$ 762,377